Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading			$ (526)	$ 92,409	$ 59,407
Interest rate swaps held for trading
Financial Instruments
Notional amount				936,456
Unrealized gain/(loss) on derivative financial instruments held for trading			$ 303	$ 88,678	$ 60,663
GasLog with counterparty Nordea, termination in July 2026, interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate				3.07%
Notional amount				$ 66,667
Trade date				May 2018
Effective date				July 2020
Original termination date				July 2026
GasLog with counterparty Nordea, termination in July 2026, interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate				2.562%
Notional amount				$ 66,667
Trade date				May 2018
Effective date				May 2018
Original termination date				July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate				3.025%
Notional amount				$ 50,000
Trade date				May 2018
Effective date				July 2020
Original termination date				July 2024
GAS-twenty seven Ltd with counterparty DNB Bank ASA, termination in July 2024 interest rate of 3.146 percent
Financial Instruments
Fixed Interest Rate				3.146%
Notional amount				$ 48,889
Trade date				July 2020
Effective date				July 2020
Original termination date				July 2024
GAS-twenty seven Ltd with counterparty ING Bank N.V, termination in July 2024, interest rate of 3.24 percent
Financial Instruments
Fixed Interest Rate				3.24%
Notional amount				$ 24,444
Trade date				July 2020
Effective date				July 2020
Original termination date				July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate				2.472%
Notional amount				$ 73,333
Trade date				May 2018
Effective date				July 2018
Original termination date				July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024, interest rate of 2.475 percent
Financial Instruments
Fixed Interest Rate				2.475%
Notional amount				$ 33,333
Trade date				May 2018
Effective date				Apr 2018
Original termination date				July 2024
GasLog with counterparty ABN AMRO Bank NV ("ABN"), termination in July 2025, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate				2.55%
Notional amount				$ 33,333
Trade date				June 2021
Effective date				Apr 2021
Original termination date				July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024, interest rate of 3.082 percent
Financial Instruments
Fixed Interest Rate				3.082%
Notional amount				$ 30,000
Trade date				May 2018
Effective date				July 2020
Original termination date				July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025, interest rate of 3.095 percent
Financial Instruments
Fixed Interest Rate				3.095%
Notional amount				$ 30,000
Trade date				May 2018
Effective date				July 2021
Original termination date				July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026, interest rate of 2.745 percent
Financial Instruments
Fixed Interest Rate				2.745%
Notional amount				$ 50,000
Trade date				December 2018
Effective date				October 2018
Original termination date				July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028, interest rate of 2.793 percent
Financial Instruments
Fixed Interest Rate				2.793%
Notional amount				$ 66,667
Trade date				December 2018
Effective date				October 2018
Original termination date				July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate				2.685%
Notional amount				$ 73,333
Trade date				December 2018
Effective date				January 2019
Original termination date				July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.958 percent
Financial Instruments
Fixed Interest Rate				2.958%
Notional amount				$ 50,000
Trade date				December 2018
Effective date				July 2020
Original termination date				July 2024
GasLog with counterparty ING Bank N.V., termination in July 2024, interest rate of 3.127 percent
Financial Instruments
Fixed Interest Rate				3.127%
Notional amount				$ 100,000
Trade date				May 2020
Effective date				July 2020
Original termination date				July 2024
GAS-twenty seven Ltd with counterparty DNB Bank ASA, termination in April 2025, interest rate of 3.069 percent
Financial Instruments
Fixed Interest Rate				3.069%
Notional amount				$ 40,000
Trade date				July 2020
Effective date				April 2020
Original termination date				April 2025
GAS-twenty seven Ltd with counterparty ING Bank N.V, termination in April 2025 interest rate of 3.176 percent
Financial Instruments
Fixed Interest Rate				3.176%
Notional amount				$ 20,000
Trade date				July 2020
Effective date				July 2020
Original termination date				April 2025
GAS-fifteen Ltd with counterparty NBG, termination in July 2025, interest rate of 1.795 percent
Financial Instruments
Fixed Interest Rate				1.795%
Notional amount				$ 79,790
Trade date				September 2020
Effective date				October 2020
Original termination date				July 2025
Payment made (received) on termination of agreement		$ (3,706)
Interest rate swaps, maturing between 2024 and 2028
Financial Instruments
Notional amount of terminated agreements	$ 856,666
Payment made (received) on termination of agreement	$ (32,083)